Offerings - Offering: 1	Feb. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, NIS 0.01 par value
Amount Registered | shares	800,000
Proposed Maximum Offering Price per Unit	17.21
Maximum Aggregate Offering Price	$ 13,768,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,107.88
Offering Note	(1) Represents ordinary shares NIS 0.01 par value per share (“Ordinary Shares”) of InMode Ltd. (the “Registrant”) issuable under the Registrant’s 2018 Incentive Plan (the “2018 Plan”). (2) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement (the “Registration Statement”) also covers an indeterminate number of additional Ordinary Shares that may be issued under the 2018 Plan to prevent dilution resulting from a share split, reverse share split, stock dividend, combination or reclassification of the Ordinary Shares, or any other increase or decrease in the number of issued Ordinary Shares effected without receipt of consideration by the Registrant. (3) Represents additional Ordinary Shares reserved for issuance under the 2018 Plan resulting from the automatic annual increase in the number of authorized shares reserved and available for issuance under the 2018 Plan. (4) Estimated solely for the purpose of calculating the registration fee in accordance with paragraph (c) and (h) of Rule 457 under the Securities Act of 1933, as amended, based upon the average of the high and low prices of the Ordinary Shares, as reported on the Nasdaq Global Select Market on January 31, 2025.